SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2020
Buildings [Member]
estimated useful life	35 years
Leasehold improvements [Member]
Estimated useful life description	The lesser of the estimated useful life or length of the lease
Constructioninprogress [Member]
Estimated useful life description	Not depreciated
Minimum [Member] | Office equipment [Member]
estimated useful life	3 years
Minimum [Member] | Furniture and fixtures [Member]
estimated useful life	3 years
Minimum [Member] | Vehicles [Member]
estimated useful life	4 years
Minimum [Member] | Machinery and equipment [Member]
estimated useful life	3 years
Maximum [Member] | Office equipment [Member]
estimated useful life	5 years
Maximum [Member] | Furniture and fixtures [Member]
estimated useful life	7 years
Maximum [Member] | Vehicles [Member]
estimated useful life	5 years
Maximum [Member] | Machinery and equipment [Member]
estimated useful life	6 years